United States
Securities and Exchange Commission
Washington, DC  20549

Form 13F


Report for the Calendar Year or Quarter Ended:	December 31, 2004

Report type:	13F Holdings Report

If amended report check here:[X] Amendment Number: 1

If amended report is a restatement, check here: [X]

Institutional Investment Manager Filing this Report:

Name:		Rockledge Partners, LLC
		6701 Democracy Blvd., Suite 204
		Bethesda, MD  20817

13F File Number #801-62314

Person signing this report on Behalf of Reporting Manager:

Name:		Wayne H. Shaner
Title:		Managing Partner
Phone:		301-897-2090

Signature, Place, and Date of Signing:



Wayne H. Shaner,	Bethesda, MD  	January 24, 2007


I am signing this report as required by the Securities Exchange Act of 1934.


Comment: This amended return reflects non-material adjustments to the aggregateshares under management.
         There are no new holdings in this amendment.



                                                      Rockledge Partners, LLC.
                                                              FORM 13F
                                                         December 31, 2004

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ASA Ltd.                       Com              g3156p103      202     5000 SH       SOLE                     5000
Alleghany Corp                 Com              017175100    10766    37743 SH       SOLE                    37743
Allied Capital                 Com              01903Q108     6814   263700 SH       SOLE                   263700
Allstate Corp                  Com              020002101      256     4950 SH       SOLE                     4950
Altria Group Inc.              Com              02209s103    15767   258045 SH       SOLE                   258045
American Express               Com              025816109      228     4040 SH       SOLE                     4040
Anadarko Pete Corp.            Com              032511107     8134   125500 SH       SOLE                   125500
Anglogold Ltd ADR              Com              035128206     5507   151500 SH       SOLE                   151500
Archer-Daniels-Midland         Com              039483102     7287   326635 SH       SOLE                   326635
Automatic Data Processing      Com              053015103    15243   343700 SH       SOLE                   343700
Autozone Inc.                  Com              053332102      360     3940 SH       SOLE                     3940
BJ's Wholesale Club Inc.       Com              05548J106     6837   234700 SH       SOLE                   234700
BP Plc-Spons. ADR              Com              055622104      228     3899 SH       SOLE                     3899
Barnes Group Inc.              Com              067806109      530    20000 SH       SOLE                    20000
Becton Dickinson & Co.         Com              075887109      240     4225 SH       SOLE                     4225
Berkshire Hathaway A           Com              084670108      439        5 SH       SOLE                        5
Berkshire Hathaway B           Com              084670207    30573    10413 SH       SOLE                    10413
Bristol-Myers Squibb           Com              110122108     8246   321850 SH       SOLE                   321850
CIT Group Inc.                 Com              125581108      240     5240 SH       SOLE                     5240
ChevronTexaco Corp             Com              166764100      260     4945 SH       SOLE                     4945
Chubb Corp.                    Com              171232101      207     2695 SH       SOLE                     2695
Cisco Systems Inc.             Com              17275r102      231    11938 SH       SOLE                    11938
Citigroup Inc.                 Com              172967101      599    12438 SH       SOLE                    12438
Coca-Cola Company              Com              191216100    12396   297695 SH       SOLE                   297695
ConocoPhillips                 Com              20825C104     6145    70765 SH       SOLE                    70765
DST Systems Inc.               Com              233326107      204     3905 SH       SOLE                     3905
Dell Inc.                      Com              24702r101      221     5240 SH       SOLE                     5240
Diageo Plc-ADR                 Com              25243q205    13127   226800 SH       SOLE                   226800
Duke Energy Corp.              Com              264399106      942    37200 SH       SOLE                    37200
Emerson Electric Co.           Com              291011104      240     3425 SH       SOLE                     3425
Entergy Corp.                  Com              29364g103      239     3530 SH       SOLE                     3530
Exxon Mobil Corp               Com              30231G102    10163   198273 SH       SOLE                   198273
Fairfax Financial Holdings Ltd Com              303901102      598     3550 SH       SOLE                     3550
Federal National Mortgage Assn Com              313586109      325     4560 SH       SOLE                     4560
Federated Department Stores In Com              31410h101      281     4870 SH       SOLE                     4870
First Health Group Corp.       Com              320960107     4896   261700 SH       SOLE                   261700
Gannett Company                Com              364730101     8897   108900 SH       SOLE                   108900
Gap Inc.                       Com              364760108     3111   147300 SH       SOLE                   147300
General Dynamics Corp          Com              369550108    11077   105900 SH       SOLE                   105900
General Electric Co.           Com              369604103    24732   677600 SH       SOLE                   677600
Genuine Parts Co.              Com              372460105    12799   290500 SH       SOLE                   290500
Georgia Pacific Corp           Com              373298108      233     6228 SH       SOLE                     6228
Gold Fields Ltd ADR            Com              38059t106     7560   605800 SH       SOLE                   605800
Grainger, W.W. Inc.            Com              384802104     6995   105000 SH       SOLE                   105000
Honda Motor Co. ADR            Com              438128308    13155   504800 SH       SOLE                   504800
Hubbell Inc. Cl B              Com              443510201     6605   126300 SH       SOLE                   126300
Intel Corp.                    Com              458140100     6285   268700 SH       SOLE                   268700
International Business Machine Com              459200101      331     3355 SH       SOLE                     3355
Invacare Corp                  Com              461203101     7383   159600 SH       SOLE                   159600
JC Penney, Inc.                Com              708160106      280     6766 SH       SOLE                     6766
Johnson & Johnson              Com              478160104    14758   232700 SH       SOLE                   232700
Kellogg Company                Com              487836108      222     4966 SH       SOLE                     4966
Kimberly-Clark Corp            Com              494368103      208     3155 SH       SOLE                     3155
Kraft Foods, Inc               Com              50075N104    13129   368700 SH       SOLE                   368700
LSI Logic Corp                 Com              502161102     5817  1061500 SH       SOLE                  1061500
LaBranche & Co Inc             Com              505447102     6621   739000 SH       SOLE                   739000
Leucadia National Corp         Com              527288104    14355   206600 SH       SOLE                   206600
Lowe's Cos. Inc                Com              548661107      254     4415 SH       SOLE                     4415
Lucent Technologies Inc.       Com              549463107      139    36990 SH       SOLE                    36990
Markel Corporation             Com              570535104    13439    36920 SH       SOLE                    36920
Marsh & McLennan COS           Com              571748102      380    11535 SH       SOLE                    11535
Martin Marietta Materials Inc. Com              573284106      912    17000 SH       SOLE                    17000
McDonald's Corporation         Com              580135101      284     8860 SH       SOLE                     8860
Merck & Co.                    Com              589331107    10076   313500 SH       SOLE                   313500
Merrill Lynch & Co Inc         Com              590188108     5140    86000 SH       SOLE                    86000
Mohawk Industries              Com              608190104      433     4750 SH       SOLE                     4750
Montpelier Re Holdings         Com              g62185106      327     8500 SH       SOLE                     8500
Newmont Mining Corp.           Com              651639106    13883   312600 SH       SOLE                   312600
Noble Corp                     Com              g65422100      398     8000 SH       SOLE                     8000
Nokia Corp ADR                 Com              654902204     6560   418635 SH       SOLE                   418635
Northrop Grumman Corp.         Com              666807102      223     4110 SH       SOLE                     4110
Odyssey Re Holdings Corp       Com              67612w108      731    29000 SH       SOLE                    29000
Old Republic Intl              Com              680223104     7446   294300 SH       SOLE                   294300
Oracle Corp.                   Com              68389X105      310    22580 SH       SOLE                    22580
PepsiCo.                       Com              713448108      361     6920 SH       SOLE                     6920
Pioneer Natural Resources Comp Com              723787107     2889    82300 SH       SOLE                    82300
Placer Dome, Inc.              Com              725906101     6135   325300 SH       SOLE                   325300
Prudential Financial Inc.      Com              744320102      336     6105 SH       SOLE                     6105
Rockwell Automation Inc.       Com              773903109      298     6007 SH       SOLE                     6007
Royal Gold Inc.                Com              780287108      310    17000 SH       SOLE                    17000
Saul Centers Inc.              Com              804395101     1561    40800 SH       SOLE                    40800
Sealed Air Corp.               Com              81211K100      346     6500 SH       SOLE                     6500
Shell Transport ADR            Com              822703609    10352   201400 SH       SOLE                   201400
Sherwin-Williams Co.           Com              824348106     5842   130900 SH       SOLE                   130900
TJX Companies                  Com              872540109      400    15900 SH       SOLE                    15900
Textron Inc.                   Com              883203101      248     3359 SH       SOLE                     3359
Time Warner Inc.               Com              887317105      248    12745 SH       SOLE                    12745
Tyco International LTD         Com              902124106      300     8397 SH       SOLE                     8397
US Bancorp                     Com              902973304      300     9590 SH       SOLE                     9590
Vishay Tech                    Com              928298108     4806   320000 SH       SOLE                   320000
Wachovia Corp                  Com              929903102      437     8315 SH       SOLE                     8315
Washington Post - Cl B         Com              939640108    15551    15820 SH       SOLE                    15820
Wellpoint Inc.                 Com              94973v107      325     2825 SH       SOLE                     2825
Wells Fargo & Co.              Com              949746101      357     5750 SH       SOLE                     5750
White Mountains Ins            Com              G9618E107    11770    18220 SH       SOLE                    18220
Yum! Brands Inc.               Com              988498101     1246    26400 SH       SOLE                    26400